Filed with the Securities and Exchange Commission on July 2, 2025

Securities Act of 1933 File No. 333-141120

Investment Company Act of 1940 File No. 811-22027

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 338	☒
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 347	☒

(Check Appropriate Box or Boxes)

FUNDVANTAGE TRUST

(Exact Name of Registrant as Specified in Charter)

301 Bellevue Parkway, Wilmington, DE 19809

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code: (856) 528-3500

Joel L. Weiss

JW Fund Management LLC

1636 N Cedar Crest Blvd. #161

Allentown, PA 18104

(Name and Address of Agent for Service)

Copies to:

Joseph V. Del Raso, Esq.

Troutman Pepper Locke LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on August 4, 2025 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Explanatory note

Post-Effective Amendment No. 335 to the Registration Statement on Form N-1A (“PEA No. 335”) for FundVantage Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 24, 2025, to register a new series of the Registrant. Post-Effective Amendment No. 336 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 5, 2025 as the date upon which PEA No. 335 would have become effective. This Post-Effective Amendment No. 338 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 4, 2025 as the new date upon which PEA No. 335 shall become effective. This Post-Effective Amendment No. 338 incorporates by reference Parts A, B and C contained in PEA No. 335.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 338 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 338 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 2nd day of July 2025.

FUNDVANTAGE TRUST
By:	/s/ Joel L. Weiss
Joel L. Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 338 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*	Trustee	July 2, 2025
Robert J. Christian

/s/ Iqbal Mansur*	Trustee	July 2, 2025
Iqbal Mansur

/s/ Nicholas M. Marsini, Jr.*	Trustee	July 2, 2025
Nicholas M. Marsini, Jr.

/s/ Nancy B. Wolcott*	Trustee	July 2, 2025
Nancy B. Wolcott

/s/ Stephen M. Wynne*	Trustee	July 2, 2025
Stephen M. Wynne

/s/ Christine S. Catanzaro	Treasurer and CFO	July 2, 2025
Christine S. Catanzaro

/s/ Joel L. Weiss	President and CEO	July 2, 2025
Joel L. Weiss

* By:	/s/ Joel L. Weiss
Joel L. Weiss
Attorney-in-Fact